SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

For the three months ended March 31, 2026, the Company used the following exchange rates for its Vietnam subsidiary:

Period ended March 31, 2026
Balance sheet, except for equity accounts	₫	26,237	VND to $1 USD
Income statement and cash flows	₫	26,167	VND to $1 USD
Balance sheet, except for equity accounts	￥	7.2606	RMB to $1 USD
Income statement and cash flows	￥	7.2757	RMB to $1 USD

Period ended November 30, 2025
Balance sheet, except for equity accounts	¥7.0751	RMB to $1 USD
Income statement and cash flows	¥7.1300	RMB to $1 USD

Year ended December 31, 2024
Balance sheet, except for equity accounts	¥7.2994	RMB to $1 USD
Income statement and cash flows	¥7.1887	RMB to $1 USD

SCHEDULE OF REVENUE

The Company generated revenues of $1,184,616 and $1,792,525 for the three months ended March 31, 2026 and 2025, respectively.

	Three months ended
	March 31,
	2026	2025
Revenues
Product revenue	$102,018	$1,221,803
Product revenue - related party	136,548	134
Revenue share - related party	756,008	570,588
Intelligent Information Service - related party	157,382	-
AI Service Sharing - related party	32,660
Total revenues	$1,184,616	$1,792,525

The Company generated revenues of $5,980,847 and $10,200,957 for the years ended December 31, 2025 and 2024, respectively.

	Years ended
	December 31,
	2025	2024
Revenues
Product revenue	$2,346,474	$7,439,899
Product revenue - related party	515,756	6,270
Revenue share – related party	2,895,956	2,754,788
Intelligent Information Service – related party	222,661	-
Total revenues	$5,980,847	$10,200,957

SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED

Basic and diluted earnings per share were calculated as follows:

	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025
Basic earnings per share:
Net income (loss)	$145,601	$(77,177)
Less: income allocated to participating securities	$(28,816)	$-
Net income (loss) allocated to common stockholders	$116,785	$(77,177)
Weighted-average shares outstanding – basic	22,596,196	18,000,000
Earnings per share – basic	$0.01	$(0.00)
Diluted earnings per share
Net income (loss)	$145,601	$(77,177)
Weighted-average shares outstanding – diluted	24,810,555	18,000,000
Earnings per share – diluted	$0.01	$(0.00)

SCHEDULE OF ROLL FORWARD OF LEVEL 3 FINANCIAL LIABILITIES (PIPE WARRANT LIABILITY)

The following table presents a roll forward of the Company’s Level 3 financial liabilities (PIPE Warrant liability) for the year ended December 31, 2025:

Description	Amount ($)
Beginning balance, January 1, 2025	-
Initial recognition at Closing Date (December 9, 2025)	13,798,400
Change in fair value of PIPE Warrant liability (December 30, 2025)	16,759,729
Reclassification to equity (December 30, 2025)	(30,558,129)
Ending balance, December 31, 2025	-

SCHEDULE OF RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The impact of the revision to record the omitted professional fee accruals on the Company’s previously reported consolidated balance sheet as of December 31, 2025 was as follows:

	As Previously Reported	Adjustment	As Revised
Accrued and other liabilities	$592,822	$109,022	$701,844
Accumulated deficit	$(27,229,088)	$(109,022)	$(27,338,110)

The following tables present the effects of the restatement on the Company’s previously issued consolidated financial statements as of and for the year ended December 31, 2025.

Consolidated Balance Sheet

As of December 31, 2025	As Previously Reported	Adjustment	As Restated
Accrued and other liabilities	$592,822	$109,022	$701,844
Total current liabilities	686,821	109,022	795,843
Total liabilities	746,384	109,022	855,406
Accumulated deficit	(27,229,088)	(109,022)	(27,338,110)
Total stockholders’ equity	10,426,202	(109,022)	10,317,180
Total liabilities and stockholders’ equity	$11,172,586	$—	$11,172,586

Consolidated Statement of Operations and Comprehensive Loss

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
General and administrative expenses	$2,687,250	$109,022	$2,796,272
Total operating expenses	3,358,314	109,022	3,467,336
Loss from operations	(505,166)	(109,022)	(614,188)
Loss before income taxes	(24,812,691)	(109,022)	(24,921,713)
Net loss	(24,817,342)	(109,022)	(24,926,364)
Total comprehensive loss	$(24,817,342)	$(109,022)	$(24,926,364)

Consolidated Statement of Changes in Stockholders’ Equity

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
Net loss	$(24,817,342)	$(109,022)	$(24,926,364)
Accumulated deficit, December 31, 2025	(27,229,088)	(109,022)	(27,338,110)
Total stockholders’ equity, December 31, 2025	$10,426,202	$(109,022)	$10,317,180

Consolidated Statement of Cash Flows

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
Net loss	$(24,817,342)	$(109,022)	$(24,926,364)
Accrued and other liabilities	373,007	109,022	482,029
Net cash used in operating activities	$(5,555,840)	$—	$(5,555,840)

SCHEDULE OF COMPANY AND ITS SUBSIDIARIES AND CONSOLIDATED ENTITIES

The Company and its consolidated subsidiaries as of March 31, 2026 are as follows:

Company Name	Date of Incorporation	Place of Incorporation	Ownership Interest	Principal Activities
AMC Robotics Corporation (F/K/A AlphaVest Acquisition Corp.)	January 14, 2022	Delaware, USA	-	Public holding company
AMC Corporation	October 21, 2021	Washington, USA	100%	Sale of security camera products
AMCV Company Limited	January 5, 2026	Vietnam	100%	Manufacturing and operational support

The Company and its subsidiaries and consolidated entities as of December 31, 2025 are as follows:

Company Name	Date of Incorporation	Place of Incorporation	Ownership Interest	Principal Activities
AMC Robotics Corporation (F/K/A AlphaVest Acquisition Corp.)	January 14, 2022	Delaware, USA	—	Public holding company
AMC Corporation	October 21, 2021	Washington, USA	100%	Sale of security camera products
Shanghai Xiaoyun Technology Limited	July 16, 2020	China	VIE (1)	E-commerce platform account holding
Kunshan Yishijue Technology Limited	January 11, 2021	China	VIE (1)	E-commerce platform account holding

(1)	The Company was the primary beneficiary and historically consolidated these entities as Variable Interest Entities (“VIEs”), as defined in ASC 810 as entities in which equity investors lack a controlling financial interest, but terminated the contractual arrangements with Shanghai Xiaoyun Technology Limited and Kunshan Yishijue Technology Limited on December 1, 2025 and, accordingly, deconsolidated these entities as of that date.